SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS - Transactions (Details) - USD ($)	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Trade and other payable
In-kind contributions	$ 437,780	$ 921,390
Total	(21,970,862)	(9,103,708)
Joint ventures
Trade and other payable
Sales of goods and services	10,839,406	2,920,262
Purchases of goods and services	(29,026,646)	(9,763,160)
Net loans granted		18,409
Key management personnel
Trade and other payable
Salaries, social security benefits and other benefits	(1,677,312)	(1,716,413)
Net loans cancelled		(603,093)
Interest gain		(8,879)
Shareholders and other other related parties
Trade and other payable
Sales of goods and services	313,432	161,792
Purchases of goods and services	(2,441,710)	(399,888)
In-kind contributions	437,780	921,390
Parent company
Trade and other payable
Interest gain	$ (415,812)	$ (634,128)